HSBC Holdings statement of changes in equity (Parenthetical)		1 Months Ended				12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 SGD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 SGD ($) shares	Oct. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2020 USD ($) shares
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares						$ 0.53		$ 0.27		$ 0.22
Total equity						$ 192,610,000,000	[1]	$ 185,197,000,000	[1]	$ 196,318,000,000	[1]						$ 204,995,000,000
Authorized amount for share buy-back program														$ 3,000,000,000.0	$ 2,000,000,000.0	$ 2,000,000,000.0
Redemption of securities						4,003,000,000	[2]	2,266,000,000		2,000,000,000
Transfers						0	[3]	0		0
Shares issued under employee remuneration and share plans						0		0		$ 18,000,000
$2,000m issued at 8%
Notional amount						2,000,000,000
$2,350m issued at 6.250%
Notional amount						$ 2,350,000,000
Other equity instruments interest rate						6.25%						6.25%	6.25%
EUR1,000m issued at 6%
Notional amount | €												€ 1,000,000,000
Other equity instruments interest rate						6.00%						6.00%	6.00%
SGD750m issued at 5%
Notional amount													$ 750,000,000
Other equity instruments interest rate						5.00%						5.00%	5.00%
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss						$ 5,512,000,000
Treasury shares
Number of shares outstanding | shares						256,289,431				558,397,704		256,289,431	256,289,431				554,452,437
Merger and other reserves
Total equity	[4],[5]					$ 28,601,000,000		33,209,000,000		$ 30,060,000,000							$ 26,935,000,000
Transfers	[4],[5]					(5,130,000,000)	[3]	2,499,000,000		3,065,000,000
Retained earnings
Total equity	[4],[6]					152,148,000,000		142,409,000,000		135,236,000,000							140,572,000,000
Redemption of securities	[4],[6]					(20,000,000)	[2]	(402,000,000)
Transfers	[4],[6]					5,130,000,000	[3]	(2,499,000,000)		(3,065,000,000)
Shares issued under employee remuneration and share plans	[4],[6]					$ (79,000,000)		$ (67,000,000)		$ (336,000,000)
HSBC Holdings
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares						$ 0.53		$ 0.27		$ 0.22
Total equity						$ 141,306,000,000		$ 153,108,000,000		$ 150,330,000,000							146,800,000,000
Payments for debt issue costs					$ 20,000,000
Authorized amount for share buy-back program														$ 3,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Redemption of securities						4,003,000,000	[7]	2,266,000,000		2,000,000,000
Transfers	[8]					0		0		0
Shares issued under employee remuneration and share plans						(249,000,000)		$ (94,000,000)		$ 251,000,000
HSBC Holdings | $2,000m issued at 8%
Notional amount					2,000,000,000
Payments for debt issue costs					$ 4,000,000
Other equity instruments interest rate					8.00%
HSBC Holdings | $2,350m issued at 6.250%
Redemption of securities					$ 2,350,000,000
Other equity instruments interest rate					6.25%
HSBC Holdings | EUR1,000m issued at 6%
Redemption of securities		$ 1,000,000,000	€ 1,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%
HSBC Holdings | SGD750m issued at 5%
Redemption of securities				$ 750,000,000
Other equity instruments interest rate		5.00%	5.00%	5.00%
HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss						$ 5,512,000,000
HSBC Holdings | Treasury shares
Number of shares outstanding | shares						20,018,490		331,874,221		329,871,829		20,018,490	20,018,490
Total equity						$ 100,000,000		$ 2,615,000,000		$ 2,542,000,000
HSBC Holdings | Merger and other reserves
Total equity						35,946,000,000		40,555,000,000		37,882,000,000							34,757,000,000
Transfers	[8]					(5,130,000,000)		2,499,000,000		3,065,000,000
HSBC Holdings | Retained earnings
Total equity	[9],[10]					63,288,000,000		67,996,000,000		65,116,000,000							$ 65,005,000,000
Redemption of securities	[9],[10]					(20,000,000)	[7]	(402,000,000)
Transfers	[8],[9],[10]					5,130,000,000		(2,499,000,000)		(3,065,000,000)
Shares issued under employee remuneration and share plans	[9],[10]					(328,000,000)		$ (161,000,000)		$ (103,000,000)
HSBC Holdings | Reserve of share-based payments
Shares issued under employee remuneration and share plans						$ (382,000,000)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	In March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[3]	At 31 December 2023, an impairment of $5,512m of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$5,130m from the merger reserve to retained earnings and a realisation of $382m shared-based payment reserve within retained earnings.

[4]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including
$3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[5]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC
Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[6]	At 31 December 2023, retained earnings included 256,289,431 treasury shares (2022: 554,452,437; 2021: 558,397,704). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and
Securities Services.

[7]	n March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[8]	At 31 December 2023, an impairment of $5,512m of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$5,130m from the merger reserve to retained earnings, and a realisation of $382m share-based payment reserve within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m (2021: $3,065m).

[9]	At 31 December 2023, retained earnings included 20,018,490 ($100m) treasury shares (2022: 331,874,221 ($2,615m); 2021: 329,871,829 ($2,542m)).
[10]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.